Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2018
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Basis of preparation

Basis of preparation

The unaudited condensed consolidated financial statements (the “financial statements”) for the three and six months ended June 30, 2018 have been prepared in accordance with International Accounting Standard 34 “Interim Financial Reporting” (IAS 34). The significant accounting policies and methods of computation applied in the preparation of the financial statements are consistent with those applied in the Company’s annual financial statements for the year ended December 31, 2017. No new standards, amendments or interpretations have had an impact on the financial statements for the six months ended June 30, 2018.

The financial statements comprise the financial statements of the Company and its subsidiaries at June 30, 2018. The financial statements are presented in pounds sterling, which is also the Company’s functional currency. All values are rounded to the nearest thousand, except where otherwise indicated.

The financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s annual financial statements as at December 31, 2017.

The unaudited condensed consolidated statement of cash flows for the six months ended June 30, 2017 has been restated to be consistent with the presentation of foreign exchange differences and IPO related expenses in the annual financial statements for the year ended December 31, 2017.

Going concern

Going concern

In common with many companies in the biopharmaceutical sector, the Company incurs significant expenditure in its early years as it researches and develops its potential products for market.

The board of directors, having reviewed the operating budgets and development plans, considers that the Company has adequate resources to continue in operation for the foreseeable future. The board of directors is therefore satisfied that it is appropriate to adopt the going concern basis of accounting in preparing the financial statements. The Company believes that its cash and cash equivalents of £81.5 million at June 30, 2018, will be sufficient to fund its current operating plan for at least the next 12 months. As the Company continues to incur losses, the transition to profitability is dependent upon the successful development, approval and commercialization of its product candidates and achieving a level of revenues adequate to support its cost structure. The Company may never achieve profitability, and unless and until it does, it will continue to need to raise additional capital. There can be no assurances, however, that additional funding will be available on acceptable terms.

Judgements and estimates

Judgements and estimates

The accounting estimates and judgements made by management in applying the Group’s accounting policies that have the most significant effect on the amounts included within these financial statements, were the same as those that applied to the annual financial statements for the year ended December 31, 2017.